Critical accounting judgments and key sources of estimation uncertainty (Details Narrative)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Critical Accounting Judgments And Key Sources Of Estimation Uncertainty
Discount rates	11.00%	11.00%
ElectricTruckNorthAmerica	11.00%	11.00%
Electric Truck EMEA	21.00%	21.00%
Forecasted revenue	5.20%	1.50%